Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash in bank	$ 319,156	$ 295,896
Other assets	779,942	618,262
Total Assets	27,904,129	21,659,190	$ 19,504,068
Liabilities and Shareholders’ Equity
Liabilities	24,207,338	18,719,496
Shareholders’ equity	3,696,791	2,939,694	$ 2,498,835	$ 1,852,148
Total Liabilities and Shareholders’ Equity	27,904,129	21,659,190
IBERIABANK Corporation
Assets
Cash in bank	168,873	436,792
Investments in subsidiaries	3,661,808	2,635,682
Other assets	49,207	40,423
Total Assets	3,879,888	3,112,897
Liabilities and Shareholders’ Equity
Liabilities	183,097	173,203
Shareholders’ equity	3,696,791	2,939,694
Total Liabilities and Shareholders’ Equity	$ 3,879,888	$ 3,112,897